EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 14 – EARNINGS PER SHARE
Basic and diluted earnings per share are computed using the
two-class
method, which is an earnings allocation method that determines earnings per share for Common Shares and participating securities. The undistributed earnings are allocated between Common Shares and participating securities as if all earnings had been distributed during the period. Participating securities and Common Shares have equal rights to undistributed earnings. Basic earnings per share is calculated by dividing net earnings, less earnings available to participating securities, by the basic weighted average Common Shares outstanding. Diluted earnings per share is calculated by dividing attributable net earnings by the weighted average number of Common Shares plus the effect of potential dilutive Common Shares outstanding during the period using the treasury stock method.
In calculating diluted net (loss) income per share, if the change in fair value of the warrant liability is dilutive, the numerator and denominator are adjusted for such change and the number of potentially dilutive Common Shares assumed to be outstanding during the period using the treasury stock method. No adjustments are made when the warrants are out of the money.
For the years ended December 31, 2021, 2020 and 2019, the warrants were out of the money and no adjustment was made to exclude the (loss) gain recognized by TIP Inc. for the change in fair value of the warrant liability. The impact of the change in the warrant liability was insignificant for the years ended December 31, 2021, 2020 and 2019. For the years ended December 31, 2021, 2020 and 2019, the Class C Units were anti-dilutive. The insignificant gain or loss from the warrant liability, when considered along with other TIP Inc. expenses for the years ended December 31, 2021, 2020 and 2019, increased the net loss attributable to TIP Inc. along with the resulting basic loss per share and, therefore, resulted in the Class C Units being antidilutive when included on a weighted average basis as if redeemed.
The components of basic and diluted earnings per share were as follows:

	Years Ended December 31,
(in thousands, except per share amounts)	2021	2020	2019
Basic EPS:
Numerator:
Net (loss) income attributable to TIP Inc.	$(144,689)	$(47,787)	$2,878
Denominator:
Basic weighted average Common Shares outstanding	67,412,546	57,671,818	56,629,405
Net (loss) income per share:
Basic	$(2.15)	$(0.83)	$0.05
Diluted EPS:

Numerator:
Net (loss) income attributable to TIP Inc.	$(144,689)	$(47,787)	$2,878
Denominator:
Basic weighted average Common Shares outstanding	67,412,546	57,671,818	56,629,405

Effect of dilutive securities:
Unvested RSUs	—	—	157,940

Diluted weighted average Common Shares outstanding	67,412,546	57,671,818	56,787,345
Net (loss) income per share:
Diluted	$(2.15)	$(0.83)	$0.05
The following table indicates the weighted average dilutive effect of Common Shares that may be issued in the future. These Common Shares were not included in the computation of diluted earnings per share for the year ended December 31, 2021, 2020 and 2019 because the effect was either anti-dilutive or the conditions for vesting were not met:

	Years Ended December 31,
	2021	2020	2019
Class C Units	17,928,140	26,429,030	26,439,817
Warrants	13,402,685	13,402,685	13,402,685
Forfeitable Founders Shares	1,675,336	1,675,336	1,675,336
Unvested RSUs	4,236,995	2,922,854	1,074,144
Unvested Class C Units	—	48,033	96,065

Weighted average Common Shares excluded from calculation of diluted net (loss) income per share	37,243,156	44,477,938	42,688,047